SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of cash at banks
As of December 31, 2017 and 2016, the Company maintained cash and cash equivalents at banks in the following locations:

	December 31, 2017	December 31, 2016
	USD	USD
PRC, excluding Hong Kong	214,157,592	171,539,309
U.S.	4,708,801	11,539,131
Total	218,866,393	183,078,440

Schedule of estimated useful lives of the assets
Depreciation on property, plant and equipment is calculated on the straight-line method over the estimated useful lives of the assets. Estimated useful lives of the assets are as follows:

Buildings	30 years
Machinery and equipment	10 years
Furniture, fixtures, office equipment and vehicles	5-10 years